Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 2.1%
Boeing Co. (The) *	758	$161,022
General Dynamics Corp.	7,217	1,646,992
Lockheed Martin Corp.	3,121	1,475,390
Northrop Grumman Corp.	739	341,211
Textron, Inc.	16,010	1,130,786
		4,755,401
Automobile Components - 0.6%
BorgWarner, Inc.	11,367	558,234
Lear Corp.	5,133	716,002
		1,274,236
Automobiles - 1.1%
Ford Motor Co.	13,440	169,344
General Motors Co.	61,101	2,241,185
		2,410,529
Banks - 5.2%
Bank of America Corp.	83,729	2,394,649
Citigroup, Inc.	37,642	1,765,033
First Republic Bank	4,611	64,508
JPMorgan Chase & Co.	24,664	3,213,966
KeyCorp	8,032	100,561
Pinnacle Financial Partners, Inc.	1,153	63,599
PNC Financial Services Group, Inc. (The)	2,959	376,089
Synovus Financial Corp.	1,082	33,358
Truist Financial Corp.	5,607	191,199
US Bancorp	33,318	1,201,114
Wells Fargo & Co.	57,706	2,157,050
		11,561,126
Beverages - 1.3%
Coca-Cola Co. (The)	6,921	429,310
Keurig Dr Pepper, Inc.	3,330	117,482
PepsiCo, Inc.	13,288	2,422,402
		2,969,194
Biotechnology - 2.0%
Amgen, Inc.	2,970	717,997
Biogen, Inc. *	1,653	459,584
BioMarin Pharmaceutical, Inc. *	1,237	120,286
Exelixis, Inc. *	20,661	401,030
Gilead Sciences, Inc.	14,636	1,214,349
Horizon Therapeutics PLC *	186	20,300
Incyte Corp. *	4,485	324,131
Neurocrine Biosciences, Inc. *	3,592	363,582
Regeneron Pharmaceuticals, Inc. *	844	693,489
Ultragenyx Pharmaceutical, Inc. *	5,476	219,588
United Therapeutics Corp. *	126	28,219
		4,562,555
Broadline Retail - 0.7%
Amazon.com, Inc. *	2,751	284,151
eBay, Inc.	30,542	1,355,148
		1,639,299

	Shares/ Principal	Fair Value

Building Products - 0.8%
Allegion PLC	8,924	$952,458
Johnson Controls International PLC	3,052	183,791
Owens Corning	3,827	366,627
Trane Technologies PLC	2,013	370,352
		1,873,228
Capital Markets - 4.3%
Bank of New York Mellon Corp. (The)	49,649	2,256,051
Cboe Global Markets, Inc.	7,801	1,047,206
Charles Schwab Corp. (The)	6,596	345,498
CME Group, Inc.	2,798	535,873
Goldman Sachs Group, Inc. (The)	2,256	737,960
Interactive Brokers Group, Inc., Class A	365	30,134
Intercontinental Exchange, Inc.	10,774	1,123,620
Invesco Ltd.	38,347	628,891
LPL Financial Holdings, Inc.	1,589	321,614
S&P Global, Inc.	6,763	2,331,680
Stifel Financial Corp.	2,354	139,098
Tradeweb Markets, Inc., Class A	2,536	200,395
		9,698,020
Chemicals - 2.2%
Corteva, Inc.	14,547	877,329
DuPont de Nemours, Inc.	1,274	91,435
Ecolab, Inc.	12,356	2,045,289
FMC Corp.	14,061	1,717,270
Huntsman Corp.	6,208	169,851
		4,901,174
Commercial Services & Supplies - 0.5%
Cintas Corp.	2,483	1,148,834
Communications Equipment - 1.1%
Cisco Systems, Inc.	11,054	577,848
Juniper Networks, Inc.	55,722	1,917,951
		2,495,799
Construction & Engineering - 0.9%
AECOM	23,340	1,968,029
Construction Materials - 0.2%
Vulcan Materials Co.	2,907	498,725
Consumer Finance - 1.8%
American Express Co.	18,363	3,028,977
Synchrony Financial	33,514	974,587
		4,003,564
Consumer Staples Distribution & Retail - 2.0%
Walmart, Inc.	30,545	4,503,860
Distributors - 0.2%
Genuine Parts Co.	2,860	478,507
LKQ Corp.	1,136	64,479
		542,986

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	81,828	$1,575,189
Verizon Communications, Inc.	38,968	1,515,466
		3,090,655
Electric Utilities - 2.3%
Entergy Corp.	3,711	399,823
Evergy, Inc.	28,650	1,751,088
NRG Energy, Inc.	11,886	407,571
PPL Corp.	54,336	1,509,997
Xcel Energy, Inc.	15,817	1,066,699
		5,135,178
Electrical Equipment - 1.1%
AMETEK, Inc.	5,861	851,779
Eaton Corp. PLC	9,630	1,650,004
Emerson Electric Co.	444	38,690
		2,540,473
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd. *	72,345	1,664,658
TD SYNNEX Corp.	6,669	645,493
		2,310,151
Energy Equipment & Services - 0.4%
Halliburton Co.	17,568	555,851
Patterson-UTI Energy, Inc.	13,894	162,560
Schlumberger NV	2,110	103,601
		822,012
Entertainment - 0.4%
Activision Blizzard, Inc.	5,777	494,454
Netflix, Inc. *	484	167,212
Walt Disney Co. (The) *	128	12,817
Warner Bros Discovery, Inc. *	7,504	113,310
		787,793
Financial Services - 3.1%
Berkshire Hathaway, Inc., Class B *	15,265	4,713,374
Block, Inc. *	1,330	91,304
Fidelity National Information Services, Inc.	7,985	433,825
PayPal Holdings, Inc. *	22,522	1,710,321
StoneCo Ltd., Class A *	9,190	87,673
		7,036,497
Food Products - 2.0%
Archer-Daniels-Midland Co.	30,999	2,469,381
Kellogg Co.	7,221	483,518
Tyson Foods, Inc., Class A	26,125	1,549,735
		4,502,634
Gas Utilities - 0.0%†
New Jersey Resources Corp.	952	50,646
Spire, Inc.	549	38,507
		89,153

	Shares/ Principal	Fair Value

Ground Transportation - 0.3%
Lyft, Inc., Class A *	5,032	$46,647
Norfolk Southern Corp.	914	193,768
Ryder System, Inc.	1,077	96,111
Schneider National, Inc., Class B	14,974	400,555
		737,081
Health Care Equipment & Supplies - 2.8%
Becton Dickinson and Co.	10,604	2,624,914
Boston Scientific Corp. *	45,798	2,291,274
Enovis Corp. *	6,806	364,053
IDEXX Laboratories, Inc. *	443	221,536
Medtronic PLC	8,761	706,312
ResMed, Inc.	670	146,723
		6,354,812
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	570	43,035
Cigna Corp. (The)	8,974	2,293,126
CVS Health Corp.	41,488	3,082,973
Elevance Health, Inc.	6,148	2,826,912
UnitedHealth Group, Inc.	837	395,558
		8,641,604
Health Care Technology - 0.4%
Teladoc Health, Inc. *	36,439	943,770
Hotel & Resort REITs - 0.1%
Park Hotels & Resorts, Inc.	21,047	260,141
Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment, Inc. *	6,019	293,787
Darden Restaurants, Inc.	6,087	944,459
McDonald's Corp.	2,763	772,562
MGM Resorts International	6,740	299,391
Starbucks Corp.	5,314	553,347
Travel + Leisure Co.	27,065	1,060,948
Yum! Brands, Inc.	2,449	323,464
		4,247,958
Household Durables - 0.4%
TopBuild Corp. *	767	159,643
Whirlpool Corp.	4,632	611,517
		771,160
Household Products - 1.9%
Colgate-Palmolive Co.	24,570	1,846,436
Procter & Gamble Co. (The)	16,706	2,484,015
		4,330,451
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp., Class A	6,046	211,308
Clearway Energy, Inc., Class C	2,035	63,756
		275,064
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	9,980	1,907,378

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Industrial REITs - 1.4%
Prologis, Inc.	25,266	$3,152,439
Insurance - 4.4%
Allstate Corp. (The)	12,771	1,415,154
American Financial Group, Inc./OH	805	97,807
Arthur J Gallagher & Co.	790	151,135
Chubb Ltd.	436	84,662
Everest Re Group Ltd.	656	234,861
Hartford Financial Services Group, Inc. (The)	14,108	983,187
Marsh & McLennan Cos., Inc.	11,191	1,863,861
MetLife, Inc.	42,236	2,447,154
Prudential Financial, Inc.	3,094	255,998
Travelers Cos., Inc. (The)	9,372	1,606,455
Unum Group	8,946	353,904
W R Berkley Corp.	3,878	241,444
		9,735,622
Interactive Media & Services - 4.1%
Alphabet, Inc., Class A *	23,709	2,459,335
Alphabet, Inc., Class C *	8,269	859,976
Bumble, Inc., Class A *	2,477	48,425
IAC, Inc. *	2,288	118,061
Match Group, Inc. *	3,186	122,310
Meta Platforms, Inc., Class A *	21,199	4,492,916
Pinterest, Inc., Class A *	21,584	588,596
Snap, Inc., Class A *	35,281	395,500
		9,085,119
IT Services - 0.0%†
Twilio, Inc., Class A *	406	27,052
Life Sciences Tools & Services - 3.4%
Agilent Technologies, Inc.	10,645	1,472,629
Danaher Corp.	12,922	3,256,861
Thermo Fisher Scientific, Inc.	4,849	2,794,818
		7,524,308
Machinery - 4.1%
Allison Transmission Holdings, Inc.	1,455	65,824
Cummins, Inc.	3,829	914,672
Deere & Co.	4,607	1,902,138
Graco, Inc.	2,391	174,567
Illinois Tool Works, Inc.	3,995	972,583
Oshkosh Corp.	1,053	87,589
Snap-on, Inc.	7,001	1,728,477
Timken Co. (The)	19,481	1,591,987
Xylem, Inc.	17,165	1,797,175
		9,235,012
Media - 2.0%
Altice USA, Inc., Class A *	18,908	64,666
Comcast Corp., Class A	62,109	2,354,552
Fox Corp., Class A	59,565	2,028,188
Fox Corp., Class B	1,865	58,393

	Shares/ Principal	Fair Value

Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Class A *	646	$18,146
		4,523,945
Metals & Mining - 1.3%
Commercial Metals Co.	3,756	183,669
Newmont Corp.	19,996	980,204
Reliance Steel & Aluminum Co.	2,537	651,349
Steel Dynamics, Inc.	5,217	589,834
United States Steel Corp.	18,699	488,044
		2,893,100
Multi-Utilities - 2.1%
CMS Energy Corp.	29,450	1,807,641
DTE Energy Co.	20,013	2,192,224
NiSource, Inc.	28,473	796,105
		4,795,970
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	1,342	168,542
Kilroy Realty Corp.	4,731	153,284
		321,826
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	35,418	5,778,801
ConocoPhillips	9,742	966,504
EOG Resources, Inc.	4,864	557,560
Exxon Mobil Corp.	50,873	5,578,733
Marathon Oil Corp.	11,080	265,477
Ovintiv, Inc.	637	22,983
Phillips 66	962	97,527
Valero Energy Corp.	4,600	642,160
Williams Cos., Inc. (The)	19,952	595,767
		14,505,512
Passenger Airlines - 0.4%
JetBlue Airways Corp. *	17,961	130,756
Southwest Airlines Co.	25,223	820,757
		951,513
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	53,997	3,742,532
Eli Lilly and Co.	192	65,937
Johnson & Johnson	22,833	3,539,115
Merck & Co., Inc.	2,906	309,169
Pfizer, Inc.	62,398	2,545,838
		10,202,591
Professional Services - 0.2%
KBR, Inc.	3,957	217,833
ManpowerGroup, Inc.	1,799	148,471
		366,304
Real Estate Management & Development - 0.0%†
Zillow Group, Inc., Class A *	685	29,935

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Residential REITs - 1.0%
Equity Residential	36,128	$2,167,680
Retail REITs - 1.8%
Brixmor Property Group, Inc.	28,980	623,650
Kimco Realty Corp.	56,703	1,107,410
Regency Centers Corp.	7,631	466,864
Simon Property Group, Inc.	15,326	1,716,052
		3,913,976
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	14,577	2,874,876
Intel Corp.	78,529	2,565,542
MaxLinear, Inc. *	2,010	70,772
NVIDIA Corp.	649	180,273
		5,691,463
Software - 3.1%
Adobe, Inc. *	2,798	1,078,265
Guidewire Software, Inc. *	1,623	133,167
Intuit, Inc.	774	345,072
Manhattan Associates, Inc. *	8,252	1,277,822
Rapid7, Inc. *	3,435	157,701
RingCentral, Inc., Class A *	12,507	383,590
Salesforce, Inc. *	13,593	2,715,610
ServiceNow, Inc. *	88	40,895
Splunk, Inc. *	1,033	99,044
Teradata Corp. *	4,673	188,229
VMware, Inc., Class A *	1,300	162,305
Workday, Inc., Class A *	1,413	291,841
		6,873,541
Specialized REITs - 0.6%
Lamar Advertising Co., Class A	2,734	273,099
SBA Communications Corp.	3,671	958,388
		1,231,487
Specialty Retail - 1.6%
AutoNation, Inc. *	378	50,788
Best Buy Co., Inc.	4,607	360,590
Dick's Sporting Goods, Inc.	780	110,674
Home Depot, Inc. (The)	3,197	943,499
Lowe's Cos., Inc.	4,160	831,875
Penske Automotive Group, Inc.	2,309	327,439
TJX Cos., Inc. (The)	11,493	900,592
		3,525,457
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies, Inc., Class C	7,180	288,708
Hewlett Packard Enterprise Co.	126,014	2,007,403
HP, Inc.	4,700	137,945
		2,434,056
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc. *	2,333	849,655

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C *	2,350	$20,046
		869,701
Trading Companies & Distributors - 0.3%
Herc Holdings, Inc.	6,551	746,159
Wireless Telecommunication Services - 0.1%
United States Cellular Corp. *	5,526	114,554
Total Common Stocks
(Cost - $204,397,359)		220,508,846
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a) (Cost - $3,097,096)	3,097,096	3,097,096
Total Investments - 99.9%
(Cost - $207,494,455)		$223,605,942
Other Assets Less Liabilities - Net 0.1%		205,365
Total Net Assets - 100.0%		$223,811,307

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	17	6/16/2023	$3,517,088	$177,221